Commitments and Contingencies - Q2 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 9		$ 37	$ 81		$ 87	$ 200		$ 700
Summarizes future minimum lease payments [Abstract]
2013	519			519			947
2014	1,055			1,055			1,055
2015	1,079			1,079			1,079
2016	278			278			278
Total minimum lease payments	$ 2,931	[1]		$ 2,931	[1]		$ 3,359	[2]

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.
[2]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.